Income taxes - Tax Loss Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. Federal	$ 339.6
State and local	196.0
Foreign	252.0
Total tax loss carryforwards	787.6	$ 813.0
Operating Loss Carryforwards [Line Items]
Unlimited	277.3
Total tax loss carryforwards	787.6	$ 813.0
2025
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, set to expire	20.4
2026
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, set to expire	15.1
2027
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, set to expire	19.0
2028
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, set to expire	89.9
2029
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, set to expire	4.9
Thereafter
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, set to expire	$ 361.0